UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, New York            August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:  $352,207
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number             Name

1.         028-10574                        Libra Associates, LLC
2.         028-10573                        Libra Fund, L.P.
----       -------------------              ------------------------------



                                                       FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6        COL 7     COLUMN 8

                               TITLE                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS  SOLE     SHARED NONE
--------------                 --------         -----      --------  -------   ---  ----  ----------      ----  ----     ------ ----
ABERCROMBIE & FITCH CO         CL A             002896207   4,023      158,450  SH        Shared-Defined  1,2      158,450
ALLEGIANT TRAVEL CO            COM              01748X102   1,019       25,705  SH        Shared-Defined  1,2       25,705
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206   5,219      142,481  SH        Shared-Defined  1,2      142,481
APOLLO GOLD CORP               COM              03761E102   1,377    4,000,000  SH        Shared-Defined  1,2    4,000,000
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104   1,972       59,600  SH        Shared-Defined  1,2       59,600
ARKANSAS BEST CORP DEL         COM              040790107   2,845      107,958  SH        Shared-Defined  1,2      107,958
AVON PRODS INC                 COM              054303102   4,384      170,047  SH        Shared-Defined  1,2      170,047
BALLY TECHNOLOGIES INC         COM              05874B107   3,163      105,726  SH        Shared-Defined  1,2      105,726
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291   8,364      170,838  SH        Shared-Defined  1,2      170,838
BARRICK GOLD CORP              COM              067901108   7,677      228,828  SH        Shared-Defined  1,2      228,828
BLOCKBUSTER INC                CL A             093679108   1,033    1,565,100  SH        Shared-Defined  1,2    1,565,100
CARMAX INC                     COM              143130102   6,218      423,000  SH        Shared-Defined  1,2      423,000
CENTRAL GOLDTRUST              TR UNIT          153546106   2,931       80,000  SH        Shared-Defined  1,2       80,000
COACH INC                      COM              189754104   3,750      139,500  SH        Shared-Defined  1,2      139,500
COLUMBIA SPORTSWEAR CO         COM              198516106   2,428       78,518  SH        Shared-Defined  1,2       78,518
COMPASS MINERALS INTL INC      COM              20451N101   7,726      140,711  SH        Shared-Defined  1,2      140,711
COTT CORP QUE                  COM              22163N106      56       10,000  SH        Shared-Defined  1,2       10,000
DANAHER CORP DEL               COM              235851102   6,909      111,900  SH        Shared-Defined  1,2      111,900
DELTA PETE CORP                COM NEW          247907207  14,302    7,410,491  SH        Shared-Defined  1,2    7,410,491
DENISON MINES CORP             COM              248356107   3,322    2,000,000  SH        Shared-Defined  1,2    2,000,000
EASTMAN KODAK CO               COM              277461109     267       90,242  SH        Shared-Defined  1,2       90,242
ENTREE GOLD INC                COM              29383G100     248      248,200  SH        Shared-Defined  1,2      248,200
EQUINIX INC                    COM NEW          29444U502   1,472       20,238  SH        Shared-Defined  1,2       20,238
EXETER RES CORP                COM              301835104   6,385    2,311,400  SH        Shared-Defined  1,2    2,311,400
FAIR ISAAC CORP                COM              303250104   2,799      181,073  SH        Shared-Defined  1,2      181,073
FLIR SYS INC                   COM              302445101     620       27,500  SH        Shared-Defined  1,2       27,500
FOSSIL INC                     COM              349882100     995       41,319  SH        Shared-Defined  1,2       41,319
GAMMON GOLD INC                COM              36467T106  45,204    6,777,168  SH        Shared-Defined  1,2    6,777,168
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106   5,537      459,522  SH        Shared-Defined  1,2      459,522
GOLDCORP INC NEW               COM              380956409  24,613      707,512  SH        Shared-Defined  1,2      707,512
GOLDCORP INC NEW               *W EXP 06/09/201 380956177     485       57,000  SH        Shared-Defined  1,2       57,000
GREAT BASIN GOLD LTD           COM              390124105  21,174   15,474,429  SH        Shared-Defined  1,2   15,474,429
HARLEY DAVIDSON INC            COM              412822108   6,673      411,688  SH        Shared-Defined  1,2      411,688
HILL ROM HLDGS INC             COM              431475102     561       34,579  SH        Shared-Defined  1,2       34,579
HOLOGIC INC                    COM              436440101     923       64,888  SH        Shared-Defined  1,2       64,888
IAMGOLD CORP                   COM              450913108     779       77,000  SH        Shared-Defined  1,2       77,000
ISHARES TR                     DJ BROKER-DEAL   464288794   2,214       86,500  SH        Shared-Defined  1,2       86,500
ISHARES TR                     FTSE XNHUA IDX   464287184   7,448      194,100  SH        Shared-Defined  1,2      194,100
ITT EDUCATIONAL SERVICES INC   COM              45068B109   2,366       23,500  SH        Shared-Defined  1,2       23,500
JPMORGAN CHASE & CO            COM              46625H100   1,349       39,544  SH        Shared-Defined  1,2       39,544
KEEGAN RES INC                 COM              487275109   3,344    1,188,200  SH        Shared-Defined  1,2    1,188,200
LAM RESEARCH CORP              COM              512807108   4,353      167,432  SH        Shared-Defined  1,2      167,432
LEXMARK INTL NEW               CL A             529771107   1,783      112,500  SH        Shared-Defined  1,2      112,500
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506   2,129      101,957  SH        Shared-Defined  1,2      101,957
MINEFINDERS LTD                COM              602900102   7,068    1,025,831  SH        Shared-Defined  1,2    1,025,831
MONSTER WORLDWIDE INC          COM              611742107   3,171      268,501  SH        Shared-Defined  1,2      268,501
NEW GOLD INC CDA               COM              644535106   4,331    1,634,000  SH        Shared-Defined  1,2    1,634,000
NEWMONT MINING CORP            COM              651639106  21,800      533,400  SH        Shared-Defined  1,2      533,400
NUCOR CORP                     COM              670346105   6,420      144,500  SH        Shared-Defined  1,2      144,500
NUVASIVE INC                   COM              670704105   4,284       96,048  SH        Shared-Defined  1,2       96,048
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109  12,035    1,022,553  SH        Shared-Defined  1,2    1,022,553
PACIFIC RIM MNG CORP           COM NEW          694915208     149      550,900  SH        Shared-Defined  1,2      550,900
PARAMOUNT GOLD & SILVER CORP   COM              69924P102     665      445,221  SH        Shared-Defined  1,2      445,221
PENSKE AUTOMOTIVE GRP INC      COM              70959W103   5,656      339,900  SH        Shared-Defined  1,2      339,900
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408   3,072      120,724  SH        Shared-Defined  1,2      120,724
PSYCHIATRIC SOLUTIONS INC      COM              74439H108   2,762      121,480  SH        Shared-Defined  1,2      121,480
QUATERRA RES INC               COM              747952109     807    1,537,200  SH        Shared-Defined  1,2    1,537,200
ROCK-TENN CO                   CL A             772739207   5,419      142,000  SH        Shared-Defined  1,2      142,000
ROSS STORES INC                COM              778296103   5,396      139,800  SH        Shared-Defined  1,2      139,800
RYDER SYS INC                  COM              783549108   2,781       99,600  SH        Shared-Defined  1,2       99,600
SALESFORCE COM INC             COM              79466L302   1,420       37,191  SH        Shared-Defined  1,2       37,191
SCIENTIFIC GAMES CORP          CL A             80874P109   4,223      267,804  SH        Shared-Defined  1,2      267,804
SILVER WHEATON CORP            COM              828336107   6,410      771,032  SH        Shared-Defined  1,2      771,032
TASEKO MINES LTD               COM              876511106   3,985    2,330,258  SH        Shared-Defined  1,2    2,330,258
TJX COS INC NEW                COM              872540109   7,418      235,800  SH        Shared-Defined  1,2      235,800
UNDER ARMOUR INC               CL A             904311107   1,588       70,975  SH        Shared-Defined  1,2       70,975
VMWARE INC                     CL A COM         928563402   1,455       53,366  SH        Shared-Defined  1,2       53,366
WEIGHT WATCHERS INTL INC NEW   COM              948626106   2,167       84,080  SH        Shared-Defined  1,2       84,080
YAMANA GOLD INC                COM              98462Y100   5,284      593,850  SH        Shared-Defined  1,2      593,850


SK 03784 0001 1018399